CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ 1,104	$ 3,338,538
Changes in operating assets and liabilities:
Net cash used in operating activities	(104)	(1,153,887)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities		(287,500,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	172,958	288,877,328
Net increase (decrease) in cash	172,854	223,441
CASH- beginning of the period		172,854
CASH- end of the period	172,854	396,295	$ 172,854
ENERGY VAULT HOLDINGS, INC
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(24,171,001)	$ (10,141,447)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			54,648	8,449
Non-cash lease expense			552,457	61,782
Stock based compensation			28,144	32,245
Impairment of long-lived assets			27,696	0
Beneficial conversion interest related to Series A-1 notes				788,585
Discount accretion on Series A-1 notes				370,000
Interest accrued on convertible notes			125,408	30,547
Change in fair value of derivative			11,923,000	(776,407)
Change in pension obligation			85,860	22,005
Changes in operating assets and liabilities:
Inventory, long-term			(7,550,101)	(7,213,742)
Prepaid expenses and other current assets			(389,049)	(1,108,056)
Accounts payable and accrued expenses			2,612,634	1,554,576
Deferred revenue and other liabilities				1,538,122
Net cash used in operating activities			(16,700,304)	(14,833,341)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and other assets			(1,754,504)	(1,156,148)
Net cash used in investing activities			(1,754,504)	(1,156,148)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt			8,605,850	3,500,000
Repayment of debt				(1,100,218)
Payment of long-term lease obligations			(569,041)	(163,497)
Proceeds from issue of shares, net of issuance costs			7,605,005	25,805,495
Net cash provided by financing activities			15,641,814	28,041,780
EFFECT OF EXCHANGE RATE CHANGES ON CASH			(1,795,567)	(332,429)
Net increase (decrease) in cash			(4,608,561)	11,719,862
CASH- beginning of the period		$ 10,051,151	14,659,712	2,939,850
CASH- end of the period	$ 10,051,151		10,051,151	14,659,712
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid			810	810
Derivative-Series B tranche rights				11,516,593
Notes payable conversion to preferred stock			7,777,500	5,550,000
Actuarial loss on pension			$ (183,928)	$ (264,307)